Patents - Estimated Future Amortization Expense of Patents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 25,337
2014	24,921
2015	24,560
2016	17,394
2017	6,720
Estimated future amortization expense of patents	$ 98,932